Fees and Commissions Income	6 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
Fees and Commissions Income	FEES AND COMMISSIONS INCOME
Disaggregation of Contract Revenue
Details of fees and commissions income for the six months ended September 30, 2024 and 2025 are as follows:

	2024	2025
	(in millions)
Fees and commissions on deposits	¥18,418	¥17,256
Fees and commissions on remittances and transfers	78,435	83,993
Fees and commissions on foreign trading business	42,601	44,238
Fees and commissions on credit card business	128,463	134,276
Fees and commissions on security-related services	169,960	200,319
Fees and commissions on administration and management services for investment funds	162,524	158,735
Trust fees	69,501	74,264
Guarantee fees(1)	26,663	29,176
Insurance commissions	38,107	41,591
Fees and commissions on real estate business	28,190	29,360
Other fees and commissions(2)	250,166	311,590
Total	¥1,013,028	¥1,124,798

Notes:
(1)Guarantee fees are not within the scope of the guidance on revenue from contracts with customers.
(2)Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.
The following is an explanation of the relationship with revenue information disclosed for each reportable segment.
These revenues from contracts with customers are related to various reportable segments disclosed in Note 17. The business segment information is derived from the internal management reporting system used by management to measure the performance of the MUFG Group’s business segments. In addition, the business segment information is primarily based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices. Further, the format and information as disclosed in Note 17 are not consistent with the accompanying condensed consolidated financial statements prepared on the basis of U.S. GAAP. For example, management does not use information on segments’ gross revenue to allocate resources and assess performance.
The majority of fees and commissions on deposits are attributable to Retail & Digital Business Group (“R&D”) and Global Commercial Banking Business Group (“GCB”) with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on remittances and transfers are attributable to R&D, Commercial Banking & Wealth Management Business Group (“CWM”), Japanese Corporate Investment Banking Business Group (“JCIB”) and Global Corporate Investment Banking Business Group (“GCIB”) with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on foreign trading business are attributable to R&D, CWM, JCIB and GCIB with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on credit card business are substantially attributable to R&D and GCB with no significant concentration in any particular segments.
The majority of fees and commissions on security-related services are from the business activities relevant to CWM, JCIB, with R&D and GCIB providing a smaller impact.
The business activities relevant to fees and commissions on administration and management services for investment funds are substantially attributable to Asset Management & Investor Service Business Group (“AM/IS”).
The business activities relevant to trust fees are attributable to AM/IS.
The majority of insurance commissions are from the business activities relevant to R&D, CWM, and GCB with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on real estate business are attributable to CWM and JCIB with no significant concentration in any particular segments.